Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Net (loss) income, redeemable noncontrolling interests	$ 31	$ 31	$ (3,332)
Distributions declared, per weighted average number of common shares outstanding (in dollars per share)	$ 0.63	$ 0.49	$ 0.39